UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

February 13, 2012
(Date of report)

German American Capital Corporation
(Exact name of securitizer as specified in its charter)

N/A	0001541294
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Helaine M. Kaplan, Managing Director, (212) 250-5279
(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

German American Capital Corporation hereby makes its initial filing to disclose activity that it is required to report, pursuant to Rule 15Ga-1(c)(1) (17 CFR 240.15Ga-1(c)(1)), for the three-year period ending December 31, 2011.  The required disclosures are attached as an exhibit to this Form ABS-15G.

Deutsche Mortgage & Asset Receiving Corporation (CIK number: 0001013454), an affiliate of German American Capital Corporation, is filing a separate Form ABS-15G.

Item 2	Exhibits

Exhibit No.	Description

99.1	Table presenting the disclosures that German American Capital Corporation, in its capacity as a securitizer, is required to make pursuant to Rule 15Ga-1(c)(1).

Explanatory Note:

We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2012	GERMAN AMERICAN CAPITAL CORPORATION
(Securitizer)

	By:	/s/ Helaine M. Kaplan
Name: Helaine M. Kaplan
Title: Managing Director

By:	/s/ Natalie D. Grainger
Name: Natalie D. Grainger
Title: Vice President

EXHIBIT INDEX

Exhibit No.	Description

99.1	Table presenting the disclosures that German American Capital Corporation, in its capacity as a securitizer, is required to make pursuant to Rule 15Ga-1(c)(1).